Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, par value		$ 0.00001	$ 0.00001
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	250,000,000	250,000,000	50,000,000
Common stock, shares issued	1,609,710	717,275	468,906
Common stock, shares outstanding	1,609,710	717,275	468,906
Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	4,205,406	0
Preferred stock, shares outstanding	4,205,406	0